Statements of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Operating Activities
Net income	$ 592.3	$ 688.7	$ 344.9
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	211.7	221.7	157.5
Amortization	207.3	208.4	109.7
Impairment charges	133.2	0.0	1.2
Share-based compensation expense	22.0	34.6	23.5
Gain on divestiture	0.0	(25.3)	0.0
Deferred income tax (benefit) expense	(79.4)	(95.2)	7.7
Other noncash adjustments	4.8	3.4	(6.0)
Make-whole payments included in financing activities	0.0	0.0	163.3
Defined benefit pension contributions	(28.7)	(8.6)	(15.7)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	8.9	(21.9)	21.8
Inventories	(10.4)	240.1	25.3
Other current assets	8.9	14.6	74.1
Accounts payable	2.1	46.1	(25.4)
Accrued liabilities	(39.8)	2.4	(140.3)
Proceeds from settlement of interest rate swaps – net	0.0	0.0	53.5
Income and other taxes	7.9	146.9	(35.7)
Other – net	18.2	5.1	(20.3)
Net Cash Provided by Operating Activities	1,059.0	1,461.0	739.1
Investing Activities
Businesses acquired, net of cash acquired	0.0	7.9	(1,320.5)
Equity investment in affiliate	0.0	(16.0)	0.0
Additions to property, plant, and equipment	(192.4)	(201.4)	(247.7)
Proceeds from divestiture	0.0	193.7	0.0
Proceeds from sale of investment	40.6	0.0	0.0
Proceeds from disposal of property, plant, and equipment	0.5	4.0	2.6
Other – net	(38.4)	33.5	(30.1)
Net Cash (Used for) Provided by Investing Activities	(189.7)	21.7	(1,595.7)
Financing Activities
Short-term borrowings (repayments) – net	170.0	58.0	(22.4)
Proceeds from long-term debt	0.0	0.0	5,382.5
Repayments of long-term debt, including make-whole payments	(200.0)	(800.0)	(4,193.9)
Quarterly dividends paid	(339.3)	(316.6)	(254.0)
Purchase of treasury shares	(437.6)	(441.1)	(24.3)
Other – net	0.8	0.8	(30.6)
Net Cash (Used for) Provided by Financing Activities	(806.1)	(1,498.9)	857.3
Effect of exchange rate changes on cash	(6.2)	0.4	(28.6)
Net increase (decrease) in cash and cash equivalents	57.0	(15.8)	(27.9)
Cash and cash equivalents at beginning of year	109.8	125.6	153.5
Cash and Cash Equivalents at End of Year	$ 166.8	$ 109.8	$ 125.6